Subordinated liabilities	12 Months Ended
Dec. 31, 2019
Subordinated liabilities [abstract]
Subordinated liabilities
Subordinated liabilities
a) Breakdown
The detail, by currency of issue, of Subordinated liabilities in the consolidated balance sheets is as follows:

				2019
	Million euros			Outstanding issue amount in foreign currency (Million euros)	Annual interest rate (%)
Currency of issue	2019	2018	2017
Euro	12,542	14,001	11,240	12,542	4.15%
US dollar	6,506	7,813	8,008	7,309	5.80%
Pound sterling	655	628	874	557	8.91%
Brazilian real	—	—	131
Other currencies	1,359	1,378	1,257
Balance at end of year	21,062	23,820	21,510
Of which, preference shares	321	345	404
Of which, preference participations	7,709	9,717	8,369

Note 51 contains a detail of the residual maturity periods of subordinated liabilities at each year-end and of the related average interest rates in each year.
b) Changes
The changes in Subordinated liabilities (Note 22.a) in the last three years were as follows:

Million euros
	2019	2018	2017
Balance at beginning of year	23,676	21,382	19,873
Net inclusion of entities in the Group (Note 3)	—	—	11
Of which:
Banco Santander, S.A. (Grupo Banco Popular)	—	—	11
Placements	1,056	3,266	2,916
Of which:
Banco Santander, S.A.*	1,056	2,750	2,894
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	—	281	—
Santander Bank Polska S.A.	—	235	—
Net redemptions and repurchases**	(4,009)	(1,259)	(870)
Of which:
Banco Santander, S.A.*	(3,782)	(401)	(453)
Banco Santander (Brasil) S.A.	(124)	(61)	—
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México	(69)	(125)	—
Santander Bank, National Association	(19)	(163)	(285)
Santander UK plc	(16)	(313)	(60)
Santander Holdings USA, Inc.	—	(195)	(72)
Exchange differences and other movements	155	287	(548)
Balance at end of year	20,878	23,676	21,382

*	As of 31 December 2017, issuer entities were included.

**
The balance relating to issuances, redemptions and repurchases (EUR 2,953 million), together with the interest paid in remuneration of these issuances including PPCC (EUR 1,091 million), is included in the cash flow from financing activities.

c) Other disclosures
This item includes the contingently convertible or redeemable preference shares (participaciones preferentes) and other financial instruments issued by the consolidated companies which do not meet the requirements for classification as equity (preference shares).
The preference shares do not carry any voting rights and are non-cumulative. They were subscribed to by non-Group third parties and, except for the placements of Santander UK plc referred to below, are redeemable at the discretion of the issuer, based on the terms and conditions of each issue.
The Bank's contingent convertible preference shares are subordinated payment obligations and rank, for credit priority purposes, behind common creditors and any other subordinated creditors that by law and/or by their terms, to the extent permitted by Spanish law, rank higher than the contingent convertible preference shares. The remuneration of these securities, which have no voting rights, is conditional upon the obtainment of sufficient distributable profit and upon the limits imposed by regulations on equity. The other issues of Banco Santander, S.A. mentioned under this heading are also subordinated payment obligations and, therefore, for the purposes of payment priority, they are junior to all general creditors of the issuers and ahead of any other subordinated claims ranking equally with the Bank's contingent convertible preference shares.
The main issues of subordinated debt securities issued, broken down by company, are detailed below:
Banco Santander, S.A. Placements
On 5 March, 8 May and 2 September 2014, three placements of preference shares contingently convertible into newly issued ordinary shares of the bank where launched (“CCPS”) for a nominal amount of EUR 1,500 million, USD 1,500 million and EUR 1,500 million, respectively, payment of which is subject to certain conditions and is discretionary. The remuneration of the placements, was set at 6.25% per annum for the first five years (to be repriced thereafter by applying a 541 basis-point spread to the 5-year Mid-Swap Rate) for the March issue, at 6.375% per annum for the first five years (to be repriced thereafter by applying a 478.8 basis-point spread to the 5-year Mid-Swap Rate) for the May issue, and at 6.25% per annum for the first seven years (to be repriced every five years thereafter by applying a 564 basis-point spread to the 5-year Mid-Swap Rate) for the September issue.
In April 2019, the voluntary early redemption of all the preferred participations was announced in relation to the second placement made on 8 May 2014 for an amount of EUR 1,345 million at the date of the redemption.
On 8 February 2018, Banco Santander, S.A. carried out an issuance of “CCPS" for a nominal amount of USD 1,200 million (EUR 1,056 million). The remuneration of the placement, whose payment is subject to certain conditions and is also discretionary, was set at 7.50% per annum, payable quarterly, for the first seven years (being revised thereafter by applying a 498.9 basis-point spread over the Mid-swap rate).
On 19 March 2018, a placement of "CCPS" was carried out, for a nominal amount of EUR 1,500 million. The remuneration of the placement, whose payment is subject to certain conditions and is also discretionary, was fixed at an annual 4.75%, payable quarterly, for the first seven years (being revised thereafter applying a margin of 410 basis points over the type Mid-swap).
On 8 February 2018, a placement of subordinated obligations for a term of ten years was carried out, amounting to EUR 1,250 million. The placement accrues an annual interest of 2.125% payable annually.
On 25 April and 29 September 2017, Banco Santander, S.A. issued “CCPS” for a nominal amount of EUR 750 million, and EUR 1,000 million, respectively. The remuneration of the "CCPS", whose payment is subject to certain conditions and is also discretionary, was fixed at 6.75% annually for the first five years (being reviewed thereafter by applying a margin of 680.3 basis points over the 5-year Mid-Swap Rate) for the issue paid out in April, and at 5.25% annually for the first six years (reviewed thereafter by applying a margin of499.9 basis points over the 5-year Mid-Swap Rate) for the issue paid out in September.
Banco Santander (Brasil) S.A. Placements
On 29 January 2014 Banco Santander (Brasil), S.A. launched a placement of Tier 1 perpetual subordinated notes for a nominal amount of USD 1,248 million, of which the Group has acquired 89.6%. The notes are perpetual and would convert into ordinary shares of Banco Santander (Brasil) S.A. if the common equity Tier 1 ratio, calculated as established by the Central Bank of Brazil, were to fall below 5.125%. This placement was fully redeemed in 2019.
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México Placements
On 1 October 2018 a ten-year subordinated bond placement was carried out, for a nominal amount of USD 1,300 million at an interest rate of 5.95%, acquiring the Group the 75% of the issue.
Furthermore, on 30 December 2016, a placement of perpetual subordinated notes was carried out, for a nominal amount of USD 500 million, acquiring the Group the 88.2%. Perpetual obligations are automatically converted into shares when the Regulatory Capital Index (CET1) is equal to or less than 5.125% at the conversion price.
Santander Bank Polska S.A. Placements
On 20 April 2018, Santander Bank Polska S.A. carried out an issue of subordinated obligations for a term of ten years and with an option to amortize the fifth anniversary of the issue date, for an amount of EUR 1,000 million Polish zlotys. The issue accrues a floating interest of Wibor (6M) + 160 basic points payable semiannually.
The accrued interests from the subordinated liabilities during 2019 amounted to EUR 645 million (EUR 770 million and EUR 966 million during 2018 and 2017, respectively).
Interests from the “CCPS” during 2019 amounted to EUR 595 million (EUR 560 million and EUR 395 million in 2018 and 2017, respectively).